SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Aug. 11, 2022	Aug. 09, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par value			$ 0.00001	$ 0.00001
Warrants, term			1 year 6 months
Subsequent Event [Member] | Private Placement [Member] | Maxim Group LLC [Member]
Subsequent Event [Line Items]
Placement fees, percentage		7.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Gross proceeds from private placement	$ 5,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares issued		1,100,000
Common stock, par value		$ 0.00001
Shares issued price per share		$ 1.52
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants issued to purchase stock		3,289,474
Warrants, exercise price		$ 1.40
Warrants, term		5 years 6 months
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Warrants issued to purchase stock		2,189,474